================================================================================

                       EUCLID [LOGO] MARKET NEUTRAL FUND

================================================================================





                                                                   =============
OCTOBER 31, 1998                                                   ANNUAL REPORT
                                                                   =============

========
CONTENTS
========

1    Letter to Shareholders

3    An Interview with David Katzen

5    Schedule of Investments and Securities Sold Short

13   Statement of Assets and Liabilities

14   Statement of Operations

15   Statement of Changes in Net Assets

16   Notes to Financial Statements

18   Financial Highlights

19   Report of Independent Accountants


This report has been prepared for the information of shareholders of Euclid Market Neutral Fund and is not authorized for use unless preceded or accompanied by a current prospectus. The prospectus includes information regarding the fund's sales charges, expenses, objectives, policies, management, performance and other information. Please read it carefully before you invest or send money. Call your financial advisor or Zweig Securities at 1-800-272-2700 to obtain a copy of the prospectus.

The performance data quoted represent past performance, which is no guarantee of future results, and does not take into account sales charges. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The shorter the time period of your investment, the greater the possibility of loss. Fund shares are not deposits or obligations of, or insured or guaranteed by, the U.S. government, any financial institution, the Federal Deposit Insurance Corporation, or any other agency, entity or person.

   [PHOTO]
DAVID KATZEN
Portfolio Manager

DEAR FELLOW SHAREHOLDER,

For its first six months of operation, the fund's Class A Shares declined 4.4%, compared to the 2.5% return of three-month Treasury bills. Class B and C Shares (which have no initial sales charge, but bear higher expenses) declined 4.7% and 4.8%, respectively.

Euclid Market Neutral Fund is designed to generate capital appreciation independent of the direction of the overall stock market and the direction of interest rates. We aim to achieve our objective by investing in stocks that we believe are undervalued (the "long portfolio") and by selling short a different group of stocks we believe to be overvalued (the "short portfolio"). The fund can earn positive returns from superior performance of the stocks we own and inferior performance of the stocks we have sold short.

Unlike a traditional stock fund--which depends primarily on the direction of the market to generate positive returns--a market neutral fund relies on stock selection. The models we use to select long and short candidates rank stocks on the basis of various growth and value characteristics, including earnings growth and price-earnings ratios. The following table shows growth and value characteristics for Euclid Market Neutral Fund's long and short portfolios.


================================================================================
                EUCLID MARKET NEUTRAL PORTFOLIO CHARACTERISTICS
================================================================================
     LONG PORTFOLIO                                            SHORT PORTFOLIO
--------------------------------------------------------------------------------
                  ------------------------------------------
        35.5%              1-YEAR EARNINGS GROWTH                    8.6%
        18.0%     AVERAGE FORECASTED 1-YEAR EARNINGS CHANGE          4.5%
         3.6x                PRICE-TO-BOOK RATIO                     4.2x
        18.0x            PRICE-EARNINGS (P/E) RATIO                 21.4x
                  ------------------------------------------


Sources of data: IBES, Compustat and FactSet. The above data pertain to the stocks in the Euclid Market Neutral Fund, not the fund as a whole. P/E ratio is the price of a stock divided by its trailing four quarters' earnings per share. Price-to-book ratio is the price of a stock divided by the stock's book value. One-year earnings growth is based on the most recent trailing four quarters.

History has shown that focusing on the fundamentals works well over time. It does not, however, work all the time. During Euclid's initial six months of operation, for example, investors valued market capitalization above all else. The "bigger is better" sentiment was further fueled by Russia's economic turmoil, Japan's deepening recession, the unwinding of some highly leveraged hedge funds and presidential scandal. The pessimism created by these events resulted in a flight to very large, well-known stocks, though they lacked both compelling earnings growth and attractive value. As you can see from the table below, the largest of the 1,400 stocks we screen for the fund posted strong returns compared to the smallest stocks in the universe, despite lower earnings growth and higher price-earnings ratios. The market's lack of focus on fundamentals made it difficult for us to execute the market neutral strategy.


================================================================================
                             EUCLID STOCK UNIVERSE
================================================================================
                            1,400 MOST LIQUID STOCKS
--------------------------------------------------------------------------------
100 LARGEST STOCKS                                          100 SMALLEST STOCKS
--------------------------------------------------------------------------------
                            -----------------------
     28.8x                          P/E RATIO                      20.1x
      6.9%                   1-YEAR EARNINGS GROWTH                13.6%
      4.0%                    6-MONTH TOTAL RETURN                 -24.3%
                            -----------------------

Sources of data: FactSet and Compustat. Total return is based on the six-month period from 4/30/98 to 10/31/98.

For managers who rely on quantitative methods to evaluate growth and value characteristics, as we do, the recent six months have been unforgiving. But our performance for the period is not unprecedented. During the more than eight years in which we managed market neutral private accounts, we experienced intervals when our approach was not rewarded by particular market conditions. In fact, the Euclid Private Accounts declined 3% to 5% in four other six-month periods since 1990.*

Though the recent market environment has punished value-conscious investors, history shows that ignoring the fundamentals will result in only fleeting success. We remain confident that, over time, our reliance on the fundamentals will generate favorable results for our shareholders. The key is patience and perspective. We thank you for continuing to support our efforts.

Sincerely,

/s/ DAVID KATZEN

DAVID KATZEN
Executive Vice President
November 10, 1998


*Past performance of the Private Accounts is no guarantee of future results of the mutual fund.

--------------------------------------------------------------------------------
An interview with DAVID KATZEN
--------------------------------------------------------------------------------

WHAT IS THE KEY DETERMINANT OF SUCCESS IN A MARKET NEUTRAL PORTFOLIO?

Stock selection. The market neutral strategy attempts to cancel out market risk so that the fund's returns are not dependent on the direction of the stock market. The fund's ability to generate attractive returns depends on the manager's ability to select a long portfolio that outperforms the short portfolio. It's not necessary that the long portfolio increase in value or that the short portfolio decline in value. The key is how the long portfolio does relative to the short portfolio. For success, the stocks held long must either appreciate more, or decline less, than the short portfolio.


HOW DO YOU CHOOSE STOCKS FOR THE EUCLID MARKET NEUTRAL FUND?

We believe that stocks of companies with improving fundamentals will, over time, outperform stocks of companies with deteriorating fundamentals. Fundamental data include earnings, dividends, cash flow, revenues and book value. We also believe that stocks with low valuations relative to their historical norms will outperform stocks with high valuations relative to their historical norms, though this may not hold true in the short term. Valuation measures include price-to-earnings ratio, price-to-cash flow ratio, price-to-book value ratio and dividend yield. Stocks that combine favorable growth and value attributes are stocks we want to own in the fund's long portfolio. Stocks with unfavorable growth and value characteristics are stocks we would sell short in the fund's short portfolio.

HOW DO YOU ATTEMPT TO CONTROL RISK IN THE FUND?

Through broad diversification and a careful balance between the characteristics of the long and short portfolios. The fund does not simply consist of half of our top-ranked stocks and half of our bottom-ranked stocks. Such an approach could still have excessive exposure to a particular industry or to external factors, such as interest rates or economic activity. We do choose a long portfolio from among our better-ranked stocks and a short portfolio from among our lower-ranked stocks. But the primary objective is to construct a portfolio that is not dependent on the direction of the overall stock market, the direction of interest rates or the direction of the economy.

The whole point of diversification is risk control. The more stocks and industries we are exposed to, the less likely it is that a single position will make or break fund performance. So we analyze a broad universe of the 1,400 most liquid stocks and aim to have multiple industries represented. That way, we avoid making big sector bets, and we can minimize the impact of certain market conditions on specific industries. The following list shows how Euclid is diversified:

                                         ------------------------------------------------------
BROAD INDUSTRY REPRESENTATION            83 of the 87 S&P industry groups are represented
------------------------------------
DIVERSE PORTFOLIO OF LONG POSITIONS      287 long positions
------------------------------------
DIVERSE PORTFOLIO OF SHORT POSITIONS     331 short positions
------------------------------------
NO BIG LONG POSITION BETS                top 10 longs account for only 9% of total fund assets
------------------------------------
NO BIG SHORT POSITION BETS               top 10 shorts account for only 7% of total fund assets
                                         ------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HOW WOULD YOU ASSESS THE FUND'S FIRST SIX MONTHS OF PERFORMANCE?

Disappointing, but not unprecedented. If you examined every six-month period combining both our Private Account record (which began January 1, 1990 and ended April 30, 1998) with the fund's first six months, you'd see that we had positive six-month returns in 87 of the 101 possible six-month periods. Conversely, you'd also see that we have had negative six-month returns in 14 of these periods, or about one out of every seven of the periods. Twelve of the 14 periods occurred prior to the fund's inception. So we're not in uncharted waters.


 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

================================================================================
     EUCLID PRIVATE ACCOUNTS & EUCLID MARKET NEUTRAL FUND, 1/1/90-10/31/98*
================================================================================
     Returns of 101 6-month periods*

                                        NUMBER OF TIMES
                                        ---------------
-5% to -3%                                    5
-3% to -1%                                    7
-1% to 1%                                     9
 1% to 3%                                    11
 3% to 5%                                    19
 5% to 7%                                    15
 7% to 9%                                     9
 9% to 11%                                   10
11% to 13%                                    7
13% to 15%                                    4
15% to 30%                                    5



* The data above includes the 95 six-month periods for the Euclid Private Accounts, plus the six periods since the mutual fund commenced operations. Returns assume that all dividends and capital gains are reinvested. The performance stated adjusts the performance of the Private Accounts for the 2.34% (annualized) Class A Share expense ratio for the Fund's initial six months of operation. Performance does not reflect any initial sales charge, which would reduce returns. These data represent past performance, including past performance of the Private Accounts, which is no guarantee of future results for the Fund.

We would have preferred to generate stronger returns during the fund's first six months. But this year, market capitalization has been the primary determinant of performance, not fundamentals. When earnings growth and value take a back seat to size and name recognition, we will have a tough time adding value through stock selection. But history shows that stocks with above-average earnings and below-average prices offer the best potential risk-adjusted returns over time. We remain confident that focusing on the fundamentals will produce the strongest results for our long-term shareholders.

WHY DO PEOPLE INVEST IN MARKET NEUTRAL FUNDS?

Primarily for diversification. Market neutral investors are usually interested in de-linking a portion of their overall portfolios from the direction of both the stock market and interest rates. Most portfolios are comprised of stocks and bonds. Consequently, these portfolios would be negatively affected by a major stock market decline or a rising interest rate environment (rising interest rates decrease the value of outstanding bonds). While it is impossible to predict when these events will occur, there's no getting around the fact that we've been in one of the longest and strongest bull markets this century, and long-term interest rates are at or near 30-year lows. Market neutral investing offers people a way to pursue a return in excess of Treasury bills, regardless of the direction of the stock market and the direction of interest rates.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT
OCTOBER 31, 1998

                                                         Number          Value
                                                        of Shares       (Note 2)
--------------------------------------------------------------------------------
COMMON STOCKS: 77.18%

Aerospace: 2.77%
* BE Aerospace Inc.                                      16,300       $  350,450
  Cordant Technologies Inc.                              24,100          980,569
  General Dynamics Corp.                                 21,800        1,290,288
* Gulfstream Aerospace Inc.                              28,500        1,261,125
  Northrop Grumman Corp.                                  6,100          486,475
  Precision Castparts Corp.                               4,600          202,400
                                                                      ----------
                                                                       4,571,307
                                                                      ----------

Apparel and Textiles: 1.00%
* Burlington Industries Inc.                             22,000          203,500
  Kellwood Co.                                            6,000          163,500
* Mohawk Industries Inc.                                 11,700          353,194
  VF Corp.                                               17,700          740,081
  Warnaco Group Inc., Class A                             7,600          194,275
                                                                      ----------
                                                                       1,654,550
                                                                      ----------

Automobiles: 0.11%
  Ford Motor Co.                                          3,408          184,884
                                                                      ----------

Automotive Parts and
  Equipment: 0.44%
  Arvin Industries Inc.                                  18,413          729,615
                                                                      ----------

Banks: 0.97%
  Banc One Corp.                                          8,200          400,775
  Chase Manhattan Corp.                                   3,600          204,525
  Commercial Federal Corp.                                9,800          222,337
  Corporacion Bancaria
    De Espana, S.A                                          700           30,625
  First Hawaiian Inc.                                     1,000           39,875
  National Westminster Bank, Plc                            200           20,012
  SunTrust Banks Inc.                                     3,800          264,812
  UnionBancal Corp.                                       1,800          166,500
  United Bankshares Inc.                                    900           24,075
  Wells Fargo & Co.                                         600          222,000
                                                                      ----------
                                                                       1,595,536
                                                                      ----------

Building Materials and Products: 0.19%
  Southdown Inc.                                          5,600          304,850
                                                                      ----------

Chemicals: 1.84%
  A. Schulman, Inc.                                      24,200          480,975
  Air Products & Chemicals Inc.                           4,600          173,650
  BOC Group plc                                           2,000           58,500
  Dow Chemical Co.                                          800           74,900
  Eastman Chemical Co.                                    8,000          470,000
  Olin Corp.                                             33,200          919,225
  Phosphate Res Partners LP                               5,800           59,813
  Rhone-Poulenc SA                                       17,100          798,356
                                                                      ----------
                                                                       3,035,419
                                                                      ----------

Commercial Services: 1.01%
  Central Parking Corp.                                   5,800          243,238
* Modis Professional Services Inc.                       16,300          287,287
* Nielsen Media Research Inc.                            37,200          527,775
  Ogden Corp.                                            19,700          529,438
* Romac International Inc.                                4,600           80,500
                                                                      ----------
                                                                       1,668,238
                                                                      ----------

Computer Hardware: 1.80%
* Apple Computer Inc.                                    23,100          857,587
* EMC Corp.                                               7,600          489,250
* Lexmark International Group Inc.,
    Class A                                               4,100          286,744
* Micron Electronics Inc.                                22,900          479,469
* Micros Systems Inc.                                     5,500          121,344
* NCR Corp.                                               7,900          265,637
* Sun Microsystems Inc.                                   8,400          489,300
                                                                      ----------
                                                                       2,989,331
                                                                      ----------

Computer Services: 2.04%
* Affiliated Computer Services, Inc.,
    Class A                                                  3,300       122,100
* Ciber Inc.                                                16,300       319,888
  Computer Task Group Inc.                                   6,200       189,875
* CSG Systems International Inc.                             8,300       452,350
* Envoy Corp.                                               15,600       460,200
* HNC Software Inc.                                          7,500       252,188
* International Network
    Services Corp.                                          11,500       488,750
* Keane Inc.                                                 9,300       309,225
* Sabre Group Holdings Inc.,
    Class A                                                  3,700       139,444
* Sykes Enterprises Inc.                                     8,200       160,925
* Whittman- Hart Inc.                                       23,600       469,050
                                                                       ---------
                                                                       3,363,995
                                                                       ---------

Computer Software: 4.29%
* American Management
    Systems Inc.                                             4,800       147,300
* BMC Software Inc.                                          9,400       451,788
* Cadence Design Systems Inc.                               24,500       523,687
* Citrix Systems Inc.                                        7,000       496,125
  Computer Associates
    International Inc.                                      12,200       480,375
* Compuware Corp.                                            7,100       384,731
  HBO & Co.                                                 35,000       918,750
* Legato Systems Inc.                                       12,800       500,800
* LHS Group Inc.                                             6,000       242,250
* Microsoft Corp.                                            4,500       476,438
* Oracle Corp.                                              16,900       499,606
* PLATINUM Technology Inc.                                  14,500       238,344
* Rational Software Corp.                                   16,800       375,900
* Siebel Systems Inc.                                       16,700       341,306
* Sterling Software Inc.                                    16,700       437,331
* Synopsys Inc.                                              9,300       420,825
* Veritas Software Co.                                       2,700       135,338
                                                                       ---------
                                                                       7,070,894
                                                                       ---------

Containers and Packaging: 0.50%
  Ball Corp.                                                19,500       822,656
                                                                       ---------

Electronics: 1.08%
* Flextronics International Inc.                             9,900       514,181
  General Motors Corp., Class H                             10,500       401,625
  Kyocera Corp., ADR                                           600        26,100
* Nichols Research Corp.                                    23,800       484,925
* Waters Corp.                                               4,800       352,800
                                                                       ---------
                                                                       1,779,631
                                                                       ---------

Engineering: 0.54%
  Fluor Corp.                                                9,700       376,481
  Granite Construction Inc.                                  3,600       119,925
* Jacobs Engineering Group Inc.                              6,224       203,058
  McDermott International Inc.                               6,300       184,669
                                                                       ---------
                                                                         884,133
                                                                       ---------

                                                         Number          Value
                                                        of Shares       (Note 2)
--------------------------------------------------------------------------------
Finance: 1.14%
  Capital One Financial Corp.                             5,100       $  518,925
  Countrywide Credit Industries Inc.                      4,500          194,344
* Healthcare Financial Partners Inc.                     18,500          566,562
  TrizecHahn Corp.                                       30,900          592,894
                                                                      ----------
                                                                       1,872,725
                                                                      ----------

Food and Beverages: 2.91%
  Adolph Coors Co., Class B                               6,900          345,000
* Canandaigua Brands Co., Class A                         5,400          270,675
  ConAgra Inc.                                           15,900          483,956
  Earthgrains Co.                                         9,000          270,000
  IBP Inc.                                               42,700        1,155,569
  Interstate Bakeries Co.                                26,380          661,149
  Michael Foods Inc.                                     11,400          273,600
* Ralcorp Holdings Inc.                                   8,200          144,525
  RJR Nabisco Holdings Corp.                             41,584        1,187,743
                                                                      ----------
                                                                       4,792,217
                                                                      ----------

Forest and Paper Products: 1.42%
  Boise Cascade Corp.                                    21,200          593,600
  Champion International Corp.                            6,800          217,175
  Chesapeake Corp.                                       15,800          553,000
  Louisiana-Pacific Corp.                                11,400          202,350
  Mead Corp.                                             17,700          559,762
  Potlatch Corp.                                          5,800          211,700
                                                                      ----------
                                                                       2,337,587
                                                                      ----------

Healthcare Facilities and
  Products: 4.79%
  Abbott Laboratories Inc.                               10,900          511,619
* Arterial Vascular Energy Inc.                          23,600          725,700
  Bristol-Myers Squibb Inc.                               9,000          995,063
  Eli Lilly & Co.                                         7,200          582,750
  Guidant Corp.                                          10,100          772,650
  IVAX Corp.                                              3,000           28,500
  Jones Pharma Inc.                                      11,800          381,287
* Lincare Holdings Inc.                                   6,500          259,594
* Medimmune, Inc.                                         7,100          477,475
  Merck & Co., Inc.                                       3,500          473,375
  Mylan Laboratories Inc.                                13,200          454,575
* Pacificare Health Systems Inc.,
    Class B                                               6,400          504,000
* Total Renal Care Holding Corp.,
    Class A                                              23,400          573,300
* VISX Inc.                                              12,000          601,500
* Wellpoint Health Networks Inc.,
    Class A                                               7,500          552,188
                                                                      ----------
                                                                       7,893,576
                                                                      ----------

Homebuilding and Land
  Development: 1.10%
* Champion Enterprises Inc.                               9,800          194,775
  Del Webb Corp.                                          7,360          172,960
  Kaufman & Broad Home Corp.                              9,000          257,062
  Pulte Corp.                                             9,700          249,775
  Ryland Group Inc.                                      37,500          932,813
                                                                      ----------
                                                                       1,807,385
                                                                      ----------

Hotels and Gaming: 0.61%
  Hilton Hotels Corp.                                     9,800          196,613
* Host Marriott Corp.                                    21,400          310,300
  International Game Technology                          10,300          232,394
* Sun International Hotels Ltd.                           6,600          264,000
                                                                      ----------
                                                                       1,003,307
                                                                      ----------

Household Furnishings
  and Products: 1.12%
* Blyth Industries Inc.                                  12,200          337,025
  Fortune Brands Inc.                                    28,900          955,506
  Maytag Corp.                                           11,300          558,644
                                                                      ----------
                                                                       1,851,175
                                                                      ----------

Insurance: 4.39%
  Allmerica Financial Corp.                               6,300          315,000
  Allstate Corp.                                          4,520          194,643
  Ambac Financial Group, Inc.                             8,200          477,137
  American General Corp.                                 13,000          890,500
  American International
    Group, Inc.                                           2,300          196,075
* AXA-UAP S.A., ADR                                       1,900          108,063
  Commerce Group Inc.                                       800           27,700
  Conseco Inc.                                           17,000          589,687
  First American Financial Corp.                          6,400          200,400
  Loews Corp.                                            18,800        1,766,025
  PMI Group Inc.                                          4,500          226,969
  Progressive Corp.                                       3,400          500,650
  Provident Companies Inc.                                9,100          264,469
  SunAmerica Inc.                                         8,258          582,189
  Transamerica Corp.                                      8,600          894,400
                                                                      ----------
                                                                       7,233,907
                                                                      ----------

Investment Banking and
  Brokerage: 0.03%
* Legg Mason Inc.                                         1,700           45,156
                                                                      ----------

Investment Management: 0.02%
  Federated Investors Inc.                                2,100           37,669
                                                                      ----------

Machinery: 1.57%
  Applied Power Inc., Class A                             6,936          191,173
  Ingersoll-Rand Co.                                     16,400          828,200
  Inland Steel Industries Inc.                           13,100          239,075
  Tecumseh Products Co., Class A                         19,100          993,200
  Varlen Corp.                                           11,200          334,600
                                                                      ----------
                                                                       2,586,248
                                                                      ----------

Manufacturing: 2.09%
  Canadian Pacific Ltd.                                  32,100          726,262
  Harsco Corp.                                           18,900          618,975
  Pentair Inc.                                            9,300          349,913
  Premark International Inc.                             19,809          627,697
  Tyco International Ltd.                                11,352          703,115
* U.S. Filter Corp.                                      19,700          417,394
                                                                      ----------
                                                                       3,443,356
                                                                      ----------

Metals and Mining: 1.13%
  Alcan Aluminium Ltd.                                   13,200          334,125
  ASARCO Inc.                                            10,400          222,950
  Reynolds Metals Co.                                    21,400        1,282,662
  Southern Peru Copper Co.                                1,600           19,100
                                                                      ----------
                                                                       1,858,837
                                                                      ----------
                                      6

                                                         Number          Value
                                                        of Shares       (Note 2)
--------------------------------------------------------------------------------
Networking and Communication
  Equipment: 3.29%
* 3Com Corp.                                             14,100       $  508,481
* Cabletron Systems Inc.                                 23,800          270,725
* Comverse Technology Inc.                                5,400          248,400
  ECI Telecom Ltd.                                       20,600          682,375
* Excite Inc.                                            12,400          478,175
  Motorola Inc.                                          25,200        1,310,400
* Nokia Corp.                                             5,400          502,537
* Realnetworks Inc.                                      13,700          461,519
  Telabs Inc.                                             8,800          484,000
* Yahoo Inc.                                              3,700          484,123
                                                                      ----------
                                                                       5,430,735
                                                                      ----------


Office Automation and Equipment: 1.04%
  Herman Miller Inc.                                     35,510          783,439
* Knoll Inc.                                             24,600          664,200
  Reynolds and Reynolds Co.,
    Class A                                              14,700          264,600
                                                                      ----------
                                                                       1,712,239
                                                                      ----------

Oil and Gas: 4.14%
  Amerada Hess Corp.                                      4,200          232,050
  Coastal Corp.                                          15,418          543,484
  El Paso Energy Corp.                                   13,000          460,688
  Elf Aquitaine Ltd., ADR                                12,600          730,800
  Equitable Resources Inc.                               25,600          712,000
  Exxon Corp.                                             3,000          213,750
  MDU Resources Group Inc.                                2,200           58,437
  Murphy Oil Corp.                                        4,000          165,250
  Northern Border Partners Inc.                           1,000           35,000
* Oryx Energy Co.                                        19,300          270,200
  Repsol S.A., ADR                                       15,500          775,000
  Royal Dutch Petroleum Co.                              16,800          827,400
  Schlumberger Ltd.                                       9,200          483,000
  TOTAL S.A., ADR                                         1,000           58,500
  Valero Energy Corp.                                    30,200          755,000
  YPF Sociedad Anonima, ADR                              17,200          497,725
                                                                      ----------
                                                                       6,818,284
                                                                      ----------

Photographic Products: 0.23%
* Imation Corp.                                          21,900          387,356
                                                                      ----------

Printing and Forms: 0.32%
  Banta Corp.                                            13,200          328,350
* Valassis Communications Inc.                            5,100          203,362
                                                                      ----------
                                                                         531,712
                                                                      ----------

Publishing: 0.49%
  Harte-Hanks
    Communications, Inc.                                 11,800          286,888
  Houghton Mifflin Co.                                    3,700          144,300
  McClatchy Co., Class A                                    900           30,544
  News Corp Ltd., ADR                                    11,400          311,362
* Petersen Publishing Co., Class A                        1,200           31,875
                                                                      ----------
                                                                         804,969
                                                                      ----------

Real Estate Investment Trusts: 2.15%
  Apartment Investment &
    Management Corp., Class A                             7,800          272,513
  Arden Realty Inc.                                      11,300          244,362
  Camden Property Trust Inc.                             14,000          376,250
  Colonial Properties Trust Inc.                          9,200          253,000
  Duke Realty Investments Inc.                           13,400          319,925
  Equity Office Properties Trust Inc.                     9,900          237,600
  Highwoods Properties Inc.                               6,900          192,769
  HRPT Properties Trust Inc.                             30,800          490,875
  Kimco Realty Corp.                                      7,800          310,537
  Liberty Property Trust                                 25,200          579,600
  Post Properties Inc.                                    6,700          259,206
                                                                      ----------
                                                                       3,536,637
                                                                      ----------

Recreational Products: 0.38%
  Brunswick Corp.                                        10,600          206,037
  Coachmen Industries Inc.                               18,400          425,500
                                                                      ----------
                                                                         631,537
                                                                      ----------

Restaurants: 1.76%
  Bob Evans Farms, Inc.                                  27,200          535,500
* Brinker International Inc.                             40,400          977,175
* CEC Entertainment Inc.                                  3,400           96,050
  CKE Restaurants Inc.                                   19,942          524,724
  Darden Restaurants Inc.                                17,500          288,750
* Tricon Global Restaurants Inc.                         10,900          474,150
                                                                      ----------
                                                                       2,896,349
                                                                      ----------

Retail Trade: 2.94%
* Abercrombie & Fitch Inc.,
    Class A                                              12,600          500,063
* Ann Taylor Stores Corp.                                20,100          582,900
* CDW Computer Centers Inc.                               6,400          479,600
  Dillards Inc., Class A                                  6,800          211,225
  Gap Inc.                                                8,600          517,075
* Just For Feet Inc.                                     36,000          609,750
* Kroger Co.                                              9,200          510,600
* Linens N Things Inc.                                    6,800          210,375
* Pacific Sunwear of California, Inc.                     7,300          157,862
* Tech Data Corp.                                        22,500          885,937
  Wal-Mart Stores, Inc.                                   2,700          186,300
                                                                      ----------
                                                                       4,851,687
                                                                      ----------

Savings and Loan Associations: 1.09%
  BSB Bancorp                                            12,600          352,800
  Charter One Financial Inc.                             13,800          378,638
* Golden State Bancorp Inc.                              23,700          454,744
  Washington Mutual Inc.                                 10,972          410,764
  Webster Financial Corp.                                 8,100          199,969
                                                                      ----------
                                                                       1,796,915
                                                                      ----------

Semiconductor Equipment: 1.22%
* Advanced Micro Devices, Inc.                           25,300          570,831
  Intel Corp.                                             5,300          472,694
* Jabil Circuit Inc.                                     10,100          467,756
  Micron Technology Inc.                                 13,300          505,400
                                                                      ----------
                                                                       2,016,681
                                                                      ----------

Shoes: 0.15%
  Brown Group Inc.                                       15,300          243,844
                                                                      ----------

Steel: 0.29%
* Bethlehem Steel Corp.                                  25,366          228,294
  Cleveland-Cliffs Inc.                                   5,400          214,312
  Quanex Corp.                                            2,000           33,750
                                                                      ----------
                                                                         476,356
                                                                      ----------

Supermarket Chains: 0.21%
  Supervalu Inc.                                         14,600          350,400
                                                                      ----------

                                                         Number          Value
                                                        of Shares       (Note 2)
--------------------------------------------------------------------------------
Telecommunications: 2.65%
* Airtouch Communications Inc.                            5,700      $   319,200
  AT&T Corp.                                              3,700          230,325
  Bell Atlantic Corp.                                     8,400          446,250
  BellSouth Corp.                                         5,900          470,894
  Century Telephone
    Enterprise Corp.                                      3,900          221,569
  Magyar Tavkozlesi, ADR                                  1,600           43,000
  P T Telekomunikasi
    Industries, ADR                                      20,400          102,000
  Perusahaan Indo Sat, ADR                               11,000          114,813
  Tele Danmark, ADR                                      13,200          721,875
  Telefonos De Mexico, ADR                                9,900          522,844
  U S West Inc.                                           5,000          286,875
* U.S. Cellular Corp.                                    24,300          889,987
                                                                     -----------
                                                                       4,369,632
                                                                     -----------
Tobacco: 0.58%
  Universal Corp.                                       25,731           960,088
                                                                     -----------

Transportation: 3.14%
* America West Holding Corp.,
    Class B                                             17,800           273,675
* AMR Corp.                                             12,800           857,600
  Burlington Northern
    Santa Fe Corp.                                      42,600         1,315,275
  Canadian National Railway Co.                         10,500           529,594
  Comair Holdings Inc.                                  11,500           378,062
  Delta Air Lines Inc.                                   3,600           380,025
  Hertz Corp., Class A                                   4,700           168,319
  JB Hunt Transportation
  Services Inc.                                         17,700           296,475
* SEACOR Smit Inc.                                       6,100           291,656
  Southwest Airlines Co.                                17,048           361,205
* Swift Transportation
    Company Inc.                                        14,700           324,778
                                                                     -----------
                                                                       5,176,664
                                                                     -----------
Trucks: 0.20%
* Navistar International Corp.                          15,900           331,913
                                                                     -----------

Utilities: 8.99%
  Baltimore Gas & Electric Co.                          33,800         1,060,475
  Central & South West Corp.                            41,600         1,157,000
  Dominion Resources Inc.                               35,100         1,621,181
  DTE Energy Co.                                        30,200         1,287,275
  Energy East Corp.                                      9,000           439,875
  Florida Progress Corp.                                28,000         1,174,250
  GPU Inc.                                              12,200           526,125
  Kansas City Power & Light Co.                         13,800           397,612
* Niagara Mohawk Power Co.                              18,200           266,175
  OGE Energy Corp.                                      23,900           634,844
  PG&E Corp.                                            64,400         1,960,175
  Potomac Electric Power Co.                            20,700           542,081
  PP&L Resources Inc.                                   31,500           854,437
  Public Service Co. of New Mexico                      12,057           266,008
  Public Service Enterprise
  Group Inc.                                            44,000         1,672,000
  Southern Co.                                           7,400           208,588
  Unicom Corp.                                          19,800           746,212
                                                                     -----------
                                                                      14,814,313
                                                                     -----------


                                                      Number of
                                                      Shares or
                                                      Principal         Value
                                                       Amount          (Note 2)
--------------------------------------------------------------------------------
Waste Management: 0.26%
* Allied Waste Industries Inc.                          19,500           421,688
                                                                     -----------

Wholesale Distributors: 0.76%
  Bergen Brunswig Corp., Class A                         8,400           410,025
  Cardinal Health Inc.                                   5,300           501,181
* Corporate Express Inc.                                28,700           335,431
                                                                     -----------
                                                                       1,246,637
                                                                     -----------

Total Common Stocks
  (Cost $123,451,440)                                                127,224,820
                                                                     -----------

SHORT-TERM OBLIGATIONS: 18.45%

Federal Home Loan Mortgage Corp.,
Discount Notes: 18.15%
  4.86%, 11/6/98                                   $ 5,000,000        4,995,950
  5.10%, 11/17/98                                   15,000,000       14,963,874
  5.10%, 11/30/98                                   10,000,000        9,957,499
                                                                    -----------
                                                                     29,917,323
                                                                    -----------

United States Treasury Bills: 0.30%
  4.00%, 1/14/99                                       500,000          495,894
                                                                    -----------
  Total Short-Term Obligations
  (Cost $30,417,431)                                                 30,413,217
                                                                    -----------

REPURCHASE AGREEMENT: 6.06%

  With Morgan Stanley & Co., Inc.,
  (dated 10/30/98), 5.55%, due 11/2/98
  (Repurchase proceeds $9,994,620);
  collateralized by: $10,068,149
  Federal National Mortgage
  Association Bonds, 6.00% - 6.50%,
  11/1/2000 - 7/1/2024
  (Market value $10,194,956)                         9,990,000        9,990,000
                                                                    -----------
Total Repurchase Agreement
  (Cost $9,990,000)                                                   9,990,000
                                                                    -----------
Total Investments
  (Cost $163,858,871)                                   101.69%     167,628,037
Other Assets                                             99.87      164,625,830
                                                        ------      -----------
Total Assets                                            201.56      332,253,867
                                                        ------      -----------
Securities Sold Short
  (Proceeds $127,218,804)                               (78.22)    (128,934,456)
Other Liabilities                                       (23.34)     (38,474,798)
                                                        ------      -----------
  Total Liabilities                                    (101.56)    (167,409,254)
                                                        ------      -----------
Net Assets                                              100.00%   $ 164,844,613
                                                        ======      ===========

*    Non-income producing security.

For Federal income tax purposes, the tax basis of investments owned at October 31, 1998 was $165,827,861 and net unrealized appreciation on investments consisted of:


  Gross unrealized appreciation                                     $ 4,786,400
  Gross unrealized depreciation                                      (2,986,224)
                                                                    -----------
  Net unrealized appreciation
                                                                    $ 1,800,176
                                                                    ===========

                                                         Number          Value
                                                        of Shares       (Note 2)
--------------------------------------------------------------------------------
SECURITIES SOLD SHORT: 78.22%

Aerospace: 0.35%
  Boeing Co.                                             9,314       $   349,275
  Wyman-Gordon Co.                                      15,500           222,812
                                                                     -----------
                                                                         572,087
                                                                     -----------

Agricultural Products: 0.67%
  Delta & Pine Land Co.                                 12,300           410,513
  Pioneer Hi-Bred International Co.                     24,493           685,804
                                                                     -----------
                                                                       1,096,317
                                                                     -----------

Air Freight: 0.20%
  FedEx Corp.                                            6,200           325,888
                                                                     -----------

Apparel and Textiles: 0.10%
  St. John Knits Inc.                                    1,900            38,356
  Unifi Inc.                                             7,600           128,250
                                                                     -----------
                                                                         166,606
                                                                     -----------

Automobiles: 0.15%
  General Motors Corp.                                   3,700           233,331
  Nissan Motor Co., Ltd.                                 3,000            16,312
                                                                     -----------
                                                                         249,643
                                                                     -----------

Automotive Parts and Equipment: 1.61%
  Genuine Parts Co.                                     34,300         1,080,450
  ITT Industries Inc.                                    8,200           293,150
  Lear Corp.                                            10,500           337,312
  Lucasvarity Plc., ADR                                 16,700           584,500
  Magna International Inc., Class A                      5,700           353,756
                                                                     -----------
                                                                       2,649,168
                                                                     -----------

Banks: 6.28%
  Australia & New Zealand
    Bank, ADR                                           10,000           285,000
  BankAmerica Corp.                                     12,121           696,200
  Bankers Trust Corp.                                    5,600           351,750
  BB&T Corp.                                            13,900           496,056
  First Virginia Banks Inc.                             14,870           678,444
  HUBCO Inc.                                             7,555           203,985
  Huntington Bancshares Inc.                            26,530           762,738
  J.P. Morgan & Co., Inc.                                4,232           398,866
  KeyCorp                                               15,942           483,242
  Mellon Bank Corp.                                      6,200           372,775
  Mercantile Bancorporation                             14,400           657,900
  National Australia Bank, ADR                             200            13,325
  National City Corp.                                   10,078           648,141
  National Commercial Bancorp                           14,400           255,600
  Northern Trust Corp.                                  15,400         1,135,750
  State Street Boston Corp.                             13,400           835,825
  Summit Bancorp                                        11,700           443,869
  Synovus Financial Corp.                               23,800           551,862
  U.S. Bancorp                                           8,500           310,250
  Union Planters Corp.                                   4,114           191,044
  Wachovia Corp.                                         6,349           576,965
                                                                     -----------
                                                                      10,349,587
                                                                     -----------

Broadcasting and Entertainment: 2.03%
  Clear Channel
    Communications Corp.                                 5,100           232,369
  Emmis Communications
    Corp., Class A                                      13,300           435,575
  Grupo Televisa, ADR                                   23,200           629,300
  King World Productions Inc.                           15,300           401,625
  Sinclair Broadcast Group, Class A                     17,900           232,700
  TCA Cable T.V. Inc.                                   20,800           575,900
  Walt Disney Co.                                       19,901           536,083
  Westwood One Inc.                                     17,100           307,800
                                                                     -----------
                                                                       3,351,352
                                                                     -----------

Building Materials and Products: 0.15%
  Apogee Enterprises Inc.                               23,600           247,800
                                                                     -----------

Chemicals: 5.14%
  Airgas Inc.                                           16,351           188,036
  Cabot Corp.                                            8,600           241,337
  Cytec Industries Inc.                                  4,600           110,400
  E.I. Dupont deNemours & Co.                           20,700         1,190,250
  Ferro Corp.                                            3,500            89,250
  FMC Corp.                                             16,200           827,213
  Georgia Gulf Corp.                                    16,200           276,413
  H. B. Fuller Co.                                      11,400           468,825
  Hercules Inc.                                         23,714           789,973
  International Flavors &
    Fragrances Corp.                                    20,900           782,444
  Lubrizol Corp.                                        10,300           287,113
  Lyondell Chemical Co.                                 34,400           580,500
  Monsanto Co.                                           6,314           256,506
  Norsk Hydro, ADR                                       1,400            60,812
  PPG Industries Inc.                                   12,800           732,000
  Rohm & Haas Co.                                       13,300           448,875
  Sigma-Aldrich Co.                                     12,300           380,147
  Union Carbide Corp.                                   15,900           612,150
  Witco Corp.                                            8,400           158,025
                                                                     -----------
                                                                       8,480,269
                                                                     -----------

Commercial Services: 1.35%
  Cendant Corp.                                         31,900           364,856
  H & R Block Inc.                                       3,800           170,288
  Interpublic Group of
    Companies, Inc.                                     13,394           783,549
  Manpower Inc.                                         16,614           400,813
  Sotheby's Holdings, Inc., Class A                     23,600           510,350
                                                                     -----------
                                                                       2,229,856
                                                                     -----------

Computer Hardware: 1.48%
  Compaq Computer Corp.                                  5,500           173,937
  Creative Technology Ltd.                              39,100           549,844
  Filenet Corp.                                         29,100           269,175
  Gateway 2000 Inc.                                      8,600           479,987
  Quantum Corp.                                         54,700           960,669
                                                                     -----------
                                                                       2,433,612
                                                                     -----------

Computer Services: 1.54%
  Automatic Data Processing Corp.                        4,722           367,431
  Bea Systems Inc.                                      25,800           505,519
  Cambridge Technology
    Partner Inc.                                        21,300           471,262
  Electronic Data Systems Corp.                          6,600           268,538
  Equifax Inc.                                           9,300           359,794
  First Data Corp.                                       6,600           174,900
  Wang Laboratories, Inc.                               18,300           391,162
                                                                     -----------
                                                                       2,538,606
                                                                     -----------

Computer Software: 1.49%
  Baan Company NV                                       32,800           360,800
  JDA Software Group Inc.                               33,300           316,350
  Networks Associates Inc.                               9,900           420,750

                                                         Number          Value
                                                        of Shares       (Note 2)
--------------------------------------------------------------------------------
Computer Software: (continued)
  Parametric Technology Corp.                            33,700       $  560,263
  Peoplesoft Inc.                                        20,500          434,344
  Remedy Corp.                                           19,900          174,125
  Vantive Corp.                                          25,600          187,200
                                                                      ----------
                                                                       2,453,832
                                                                      ----------

Consumer Products and Services: 0.35%
  Lancaster Colony Corp.                                 19,100          573,000
                                                                      ----------

Containers and Packaging: 0.91%
  Bemis Co.                                               6,400          237,600
  Owens-Illinois Inc.                                    15,600          476,775
  Sonoco Products Co.                                     4,700          133,362
  Stone Container Corp.                                     400            3,825
  Temple-Inland Inc.                                      4,900          237,956
  Union Camp Corp.                                        9,600          412,800
                                                                      ----------
                                                                       1,502,318
                                                                      ----------

Electrical Products: 1.44%
  Emerson Electric Co.                                    9,500          627,000
  Hubbell Inc., Class B                                  10,000          398,750
  Philips Electronics, NV                                 8,700          477,412
  Raychem Corp.                                          23,400          715,162
  SCI Systems Inc.                                        4,100          161,950
                                                                      ----------
                                                                       2,380,274
                                                                      ----------
Electronics: 1.24%
  Adaptec Inc.                                           19,300          312,419
  Artesyn Technologies Inc.                              16,300          235,331
  AVX Corp.                                               4,400           78,100
  DII Group Inc.                                         52,200          766,688
  Hitachi Ltd., ADR                                       2,500          127,500
  Matsushita Electric
    Industrial Co. Ltd., ADR                                900          132,750
  W.W. Grainger Inc.                                      8,400          386,925
                                                                      ----------
                                                                       2,039,713
                                                                      ----------
Finance: 0.61%
  Household International Inc.                           16,270          594,872
  Providian Financial Corp.                               3,200          254,000
  SLM Holding Corp.                                       3,700          148,231
                                                                      ----------
                                                                         997,103
                                                                      ----------
Food and Beverages: 4.58%
  Anheuser-Busch Co., Inc.                                4,700          279,356
  Bestfoods Corp.                                         8,400          457,800
  Campbell Soup Co.                                      15,600          831,675
  Coca-Cola Co.                                           2,800          189,350
  Embotelladora Andina,
    Class A, ADR                                          1,100           14,644
  General Mills Inc.                                      5,772          424,242
  H.J. Heinz Co.                                          8,000          465,000
  Kellogg Co.                                            17,700          584,100
  McCormick & Co., Inc.                                  25,000          776,562
  Nabisco Holdings Corp., Class A                         8,900          335,975
  Pepsico Inc.                                           15,928          537,570
  Ralston Purina Co.                                     14,196          473,791
  Seagram Co., Ltd.                                       7,900          259,713
  Smithfield Foods Inc.                                  18,400          361,100
  Unilever NV                                             8,800          662,200
  Wm. Wrigley Jr. Co.                                    10,979          888,613
                                                                      ----------
                                                                       7,541,691
                                                                      ----------

Forest and Paper Products: 0.77%
  Caraustar Industries Inc.                               8,100          192,375
  International Paper Co.                                 7,400          343,637
  Plum Creek Timber Co.                                   1,600           44,800
  Rayonier Inc.                                           3,000          117,562
  Weyerhaeuser Co.                                       12,200          571,112
                                                                      ----------
                                                                       1,269,486
                                                                      ----------

Healthcare Facilities and
  Products: 3.08%
  ALZA Corp.                                              3,700          177,137
  American Home Products Corp.                            6,228          303,615
  Baxter International Inc.                              14,064          842,961
  Beckman Coulter Inc.                                    6,100          286,700
  Boston Scientific Corp.                                 3,164          172,240
  C.R. Bard Inc.                                          9,400          401,263
  Dura Pharmaceuticals Inc.                              35,700          430,631
  Forest Laboratories, Inc., Class A                      6,400          267,600
  Glaxo Wellcome Plc., ADR                                5,500          342,375
  Johnson & Johnson                                       6,468          527,142
  Magellan Health Services Inc.                           7,500           67,969
  Pfizer Inc.                                             4,200          450,713
  SmithKline Beecham Plc., ADR                            9,400          599,250
  Teva Pharmaceuticals
    Industries, ADR                                       5,300          209,019
                                                                      ----------
                                                                       5,078,615
                                                                      ----------

Homebuilding and Land
  Development: 0.14%
  Lennar Corp.                                           11,300          228,825
                                                                      ----------

Hotels and Gaming: 0.35%
  Mirage Resorts Inc.                                    33,800          572,487
                                                                      ----------

Household Furnishings and
  Products: 1.88%
  Colgate-Palmolive Co.                                   8,335          736,606
  Estee Lauder Companies Inc.,
    Class A                                               5,600          367,150
  Kimberly-Clark Corp.                                   11,714          565,200
  Leggett & Platt Inc.                                    7,300          170,638
  Libbey Inc.                                             3,700          114,700
  Newell Companies Inc.                                  14,331          630,564
  Oakley Inc.                                             2,900           25,556
  Revlon Inc., Class A                                    5,300          100,369
  Rubbermaid Inc.                                        11,800          391,612
                                                                      ----------
                                                                       3,102,395
                                                                      ----------

Insurance: 1.75%
  AEGON NV, ADR                                           8,500          742,687
  AFLAC Inc.                                              7,000          266,875
  CNA Financial Corp.                                     4,100          170,663
  EXEL Ltd.                                               3,100          236,956
  General Re Corp.                                        1,000          219,688
  Horace Mann Educators Corp.                             5,400          154,575
  Marsh & McLennan Co.                                    6,600          366,300
  Ohio Casualty Corp.                                     7,300          275,575
  Torchmark Corp.                                        10,200          446,250
  Unitrin Inc.                                              100            7,113
                                                                      ----------
                                                                       2,886,682
                                                                      ----------

                                                          Number         Value
                                                         of Shares      (Note 2)
--------------------------------------------------------------------------------
Investment Management: 1.15%
  Alliance Capital Management LP                            1,900     $   47,144
  Franklin Resources, Inc.                                 17,800        673,063
  T. Rowe Price Associates, Inc.                           28,600      1,017,087
  United Asset Management Corp.                             6,600        160,050
                                                                      ----------
                                                                       1,897,344
                                                                      ----------

Machinery: 0.91%
  Case Corp.                                               16,100        354,200
  Caterpillar Inc.                                         11,900        535,500
  Dover Corp.                                              19,200        609,600
                                                                      ----------
                                                                       1,499,300
                                                                      ----------

Manufacturing: 3.50%
  AMETEK Inc.                                               5,200        110,175
  Avery Dennison Corp.                                      4,900        203,044
  Briggs & Stratton Corp.                                   5,400        253,800
  Cognex Corp.                                             41,000        635,500
  Diebold Inc.                                             11,200        349,300
  Eaton Corp.                                               6,300        426,431
  Federal Signal Corp.                                     24,600        591,938
  Illinois Tool Works Inc.                                  4,700        301,388
  Ionics Inc.                                               8,200        254,200
  Lindsay Manufacturing Co.                                13,900        225,875
  Millipore Corp.                                          14,600        359,525
  Minnesota Mining &
    Manufacturing Co.                                      11,200        896,000
  National Service Industries Inc.                          6,400        229,600
  Parker-Hannifin Corp.                                     9,400        336,050
  Roper Industries Inc.                                     7,900        140,719
  Sealed Air Corp.                                         12,700        450,056
                                                                      ----------
                                                                       5,763,601
                                                                      ----------

Metals and Mining: 0.57%
  De Beers Consolidated
    Mines, ADR                                             12,600        181,125
  Freeport-McMoRan Copper &
    Gold Inc., Class B                                     20,400        251,175
  Homestake Mining Co.                                     28,800        342,000
  Inco Ltd.                                                16,194        173,073
                                                                      ----------
                                                                         947,373
                                                                      ----------

Networking and Communication
  Equipment: 2.24%
  Advanced Fibre
    Communications, Inc.                                   32,100        310,969
  Andrew Corp.                                             16,900        276,738
  CIENA Corp.                                              36,000        618,750
  Digital Microwave Corp.                                  64,100        280,438
  FORE Systems Inc.                                        31,500        492,188
  L. M. Ericsson Telephone Co., ADR                        28,700        649,338
  Newbridge Networks Corp.                                 31,531        646,385
  P-Com Inc.                                               60,300        192,206
  Scientific-Atlanta Inc.                                  15,500        231,531
                                                                      ----------
                                                                       3,698,543
                                                                      ----------

Office Automation and Equipment: 0.24%
  Moore Corp. Ltd.                                         35,228        398,517
                                                                      ----------

Oil and Gas: 6.34%
  Apache Corp.                                           13,400          379,388
  Atlantic Richfield Co.                                  7,400          509,675
  Barrett Resources Corp.                                 6,900          162,581
  British Petroleum Plc., ADR                             6,600          583,688
  Cabot Oil & Gas Corp., Class A                          1,800           30,600
  Chevron Corp.                                           5,400          440,100
  Cooper Cameron Corp.                                    9,800          340,550
  Cross Timbers Oil Co.                                  11,000          158,125
  Devon Energy Corp.                                      5,000          169,375
  ENI Spa, ADR                                            7,300          443,475
  Enron Corp.                                             3,900          205,725
  Forcenergy Inc.                                           500            2,969
  Global Industries Ltd.                                  4,900           47,163
  Gulf Canada Resources Ltd.                             26,600           99,750
  K N Energy Inc.                                         6,400          318,000
  Kerr-McGee Corp.                                        8,200          326,975
  Mobil Corp.                                             5,400          408,712
  Nabors Industries Inc.                                  4,700           86,950
  NICOR Inc.                                             10,200          432,225
  Noble Drilling Corp.                                   20,300          348,906
  Occidental Petroleum Corp.                             14,700          292,163
  ONEOK Inc.                                             11,000          376,750
  Peoples Energy Corp.                                    5,100          188,063
  Petro-Canada Inc.                                      26,200          334,050
  Phillips Petroleum Co.                                 19,400          839,050
  Seagull Energy Corp.                                   27,400          327,088
  Smith International Inc.                               10,100          362,969
  Sun Company, Inc.                                      19,200          658,800
  Texaco Inc.                                             5,300          314,356
  Union Pacific Resources
    Group Inc.                                           29,600          384,800
  Unocal Corp.                                            7,942          269,532
  Vintage Petroleum Inc.                                 13,000          169,000
  Weatherford International Inc.                          3,200           87,000
  Williams Companies Inc.                                13,000          356,687
                                                                     -----------
                                                                      10,455,240
                                                                     -----------

Personal Care Products: 1.13%
  Avon Products, Inc.                                    21,840          866,775
  Gillette Co.                                           22,036          990,243
                                                                     -----------
                                                                       1,857,018
                                                                     -----------

Photographic Products: 0.36%
  Polaroid Corp.                                          9,214          244,747
  Xerox Corp.                                             3,600          348,750
                                                                     -----------
                                                                         593,497
                                                                     -----------

Publishing: 2.72%
  A. H. Belo Corp., Class A                              13,000          236,438
  Dow Jones & Co. Inc.                                    6,600          302,362
  E.W. Scripps Co., Class A                              11,000          486,750
  Readers Digest
    Association, Inc., Class A                           24,200          526,350
  Reuters Group Plc., ADR                                14,700          891,187
  Times Mirror Co., Class A                               9,600          532,200
  Tribune Co.                                            15,900          916,238
  Washington Post Co., Class B                            1,100          584,100
                                                                     -----------
                                                                       4,475,625
                                                                     -----------

Real Estate Investment Trusts: 3.31%
  Equity Residential Properties Trust                     9,408          395,136
  Federal Realty Investors Trust                         15,673          354,602
  General Growth Properties Inc.                          8,100          288,056
  Health Care Properties
    Investors Inc.                                       23,800          800,275
  Manufactured Home
    Communities Inc.                                      7,500          187,031
  Meditrust Companies Inc.                               11,500          186,875

                                                        Number           Value
                                                       of Shares        (Note 2)
--------------------------------------------------------------------------------
Real Estate Investment Trusts: (continued)
  Nationwide Health Properties Inc.                     14,600      $    336,712
  Omega Healthcare Investors Inc.                       10,700           331,700
  Simon Property Group Inc.                             12,714           380,625
  Spieker Properties Inc.                               11,200           386,400
  Storage USA Inc.                                      11,500           350,031
  Taubman Centers Inc.                                  22,900           313,444
  Vornado Realty Trust                                   5,000           168,437
  Weingarten Realty Investors                           21,802           968,826
                                                                    ------------
                                                                       5,448,150
                                                                    ------------
Recreational Products: 0.92%
  Callaway Golf Co.                                     15,600           169,650
  Hasbro Inc.                                            9,900           347,119
  Mattel Inc.                                           27,700           993,737
                                                                    ------------
                                                                       1,510,506
                                                                    ------------
Retail Trade: 2.57%
  Albertsons Inc.                                        5,100           283,369
  Barnes & Noble Inc.                                   11,900           388,237
  Consolidated Stores Corp.                             32,828           539,610
  General Nutrition Co., Class A                        31,200           454,350
  J. C. Penney Company, Inc.                             4,900           232,750
  Officemax Inc.                                         8,200            74,825
  Sherwin-Williams Co.                                  20,800           523,900
  Shopko Stores Inc.                                    10,700           335,044
  Stage Stores Inc.                                     19,300           255,725
  Stein Mart Inc.                                       28,100           221,288
  Tiffany & Co.                                         10,300           332,819
  Venator Group Inc.                                    38,600           325,687
  Winn-Dixie Stores Inc.                                 8,000           271,500
                                                                    ------------
                                                                       4,239,104
                                                                    ------------
Semiconductor Equipment: 2.67%
  Analog Devices, Inc.                                  49,900           991,762
  ASM Lithography Holding NV                            19,700           502,350
  Asyst Technologies Inc.                               44,600           532,413
  Burr-Brown Corp.                                      14,900           276,581
  Cirrus Logic Inc.                                     23,700           230,334
  Dallas Semiconductor Corp.                             8,400           310,800
  Etec Systems Inc.                                      7,300           247,287
  Lattice Semiconductor Corp.                           12,400           421,600
  Linear Technology Corp.                                3,300           196,763
  S T Microelectronics NV                               10,500           638,531
  Unitrode Corp.                                         4,800            60,300
                                                                    ------------
                                                                       4,408,721
                                                                    ------------
Shoes: 0.79%
  Nike Inc., Class B                                    12,014           524,862
  Reebok International Ltd.                             46,800           778,050
                                                                    ------------
                                                                       1,302,912
                                                                    ------------
Steel: 0.55%
  Allegheny Teledyne Inc.                               38,100           783,431
  Lone Star Technologies, Inc.                          12,200           129,625
                                                                    ------------
                                                                         913,056
                                                                    ------------
Telecommunications: 2.24%
  ALLTEL Corp.                                           7,100           332,369
  Ameritech Corp.                                        7,700           415,319
  British Telecommunications
    Plc., ADR                                            2,900           377,363
  Frontier Corp.                                        15,100           453,944
  GTE Corp.                                              8,800           516,450
  NEXTEL Communications Corp.                           17,500           317,188
  Philippine Long Distance
    Telephone Co., ADR                                   3,000            73,125
  Sprint Corp.                                           3,200           245,600
  Telephone & Data Co.                                   4,800           191,400
  Vodafone Group Plc., ADR                               5,700           767,362
                                                                    ------------
                                                                       3,690,120
                                                                    ------------
Tobacco: 0.11%
  Gallaher Group Plc., ADR                               6,800           185,300
                                                                    ------------

Tools: 0.25%
  The Stanley Works                                     14,000           420,000
                                                                    ------------

Transportation: 0.84%
  Northwest Airlines Corp.                              13,000           340,844
  US Airways Group Inc.                                  4,700           265,844
  Wisconsin Central
    Transportation Corp.                                23,100           349,387
  Yellow Corp.                                          26,900           432,081
                                                                    ------------
                                                                       1,388,156
                                                                    ------------
Trucks: 0.10%
  Kubota Corp., ADR                                      3,000           130,125
  New Holland NV                                         2,700            34,087
                                                                    ------------
                                                                         164,212
                                                                    ------------
Utilities: 4.86%
  Allegheny Energy Inc.                                 13,800           424,350
  Ameren Corp.                                           5,800           231,637
  American Electric Power Co.                            3,300           161,494
  CalEnergy Inc.                                         9,000           246,375
  Carolina Power & Light Co.                             3,800           174,325
  CINergy Corp.                                          9,600           331,200
  DPL Inc.                                              12,800           242,400
  DQE Inc.                                               7,400           291,837
  FirstEnergy Corp.                                     12,600           378,000
  Illinova Corp.                                        49,100         1,242,844
  IPALCO Enterprises Inc.                               23,000         1,055,125
  New Century Energies Inc.                              6,700           323,694
  Northern States Power Co.                              7,600           205,200
  Pinnacle West Capital Corp.                            7,100           311,069
  Puget Sound Energy Inc.                               21,631           584,037
  SCANA Corp.                                            6,300           213,019
  Texas Utilities Co.                                    3,500           153,125
  Western Resources Inc.                                 8,900           311,500
  Wisconsin Energy Corp.                                36,831         1,127,949
                                                                    ------------
                                                                       8,009,180
                                                                    ------------

Waste Management: 0.21%
  Republic Industries Inc.                              21,900           351,769
                                                                    ------------
  Total Securities Sold Short
    (Proceeds $127,218,804)                                         $128,934,456
                                                                    ============

For Federal income tax purposes, the tax basis of proceeds for securities sold short on October 31, 1998 was $126,522,136 and net unrealized depreciation on securities sold short consisted of:

Gross unrealized appreciation                                       $ 2,567,096
Gross unrealized depreciation                                        (4,979,416)
                                                                    ------------
Net unrealized depreciation                                         $(2,412,320)
                                                                    ============


                       See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1998

ASSETS
Investments, at value (identified cost $163,858,871) ..................     $ 167,628,037
Cash ..................................................................            31,079
Deposits with broker for securities sold short ........................       127,218,804
Receivables
  Investments sold ....................................................        36,040,137
  Capital shares sold .................................................           719,854
  Dividends and interest ..............................................           508,571
Prepaid expenses ......................................................            47,934
Deferred organization expenses ........................................            59,451
                                                                            -------------
     Total Assets .....................................................       332,253,867
                                                                            -------------

LIABILITIES
Securities sold short, at value (proceeds $127,218,804) ...............       128,934,456
Payables
   Investments purchased ..............................................        37,633,743
   Capital shares redeemed ............................................           324,180
   Advisory fee .......................................................            21,698
   Distribution fees ..................................................            99,037
   Dividends on short sales ...........................................           180,763
   Accrued expenses and other payables ................................           215,377
                                                                            -------------
     Total liabilities ................................................       167,409,254
                                                                            -------------

Net Assets ............................................................     $ 164,844,613
                                                                            =============

Net assets consist of
Capital paid-in .......................................................     $ 173,679,125
Undistributed net investment income ...................................         1,169,245
Accumulated net realized loss on investments and futures ..............       (22,193,991)
Undistributed net realized gain on securities sold short ..............        10,136,720
Net unrealized appreciation on investments ............................         3,769,166
Net unrealized depreciation on securities sold short ..................        (1,715,652)
                                                                            -------------
Net Assets ............................................................     $ 164,844,613
                                                                            =============

Class A Shares
Net asset value ("NAV") and redemption price per share
  ($39,331,034/3,629,012 shares). .....................................           $ 10.84
                                                                            =============
Maximum public offering price per share-NAV/
  (1-maximum sales charge)($10.84/.945) .... ..........................           $ 11.47
                                                                            =============

Class B Shares
Net asset value and offering price per share
   ($47,793,807/4,422,683 shares) ........... .........................           $ 10.81
                                                                            =============
Redemption price per share ............................................              *
                                                                            =============

Class C Shares
Net asset value and offering price per share
    ($56,873,617/5,268,306 shares) ........... ........................           $ 10.80
                                                                            =============
Redemption price per share ............................................              *
                                                                            =============

Class I Shares
Net asset value, offering and redemption price per share
  ($20,846,155/1,922,176 shares) ......................................           $ 10.85
                                                                            =============

*    Varies by length of time shares are held. (Note 3b)



                       See notes to financial statements.

STATEMENT OF OPERATIONS
FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1998


INVESTMENT INCOME
Income
   Dividends* .............................................     $    781,624
   Interest ...............................................        2,750,905
                                                                ------------
     Total income .........................................        3,532,529
                                                                ------------
Expenses (Note 2)
   Advisory fees (Note 3) .................................          883,943
   Distribution fees, Class A (Note 3) ....................           43,240
   Distribution fees, Class B (Note 3) ....................          146,745
   Distribution fees, Class C (Note 3) ....................          193,313
   Transfer agent fees ....................................           41,059
   Amortization of organization expenses ..................            5,613
   Custodian fees .........................................           70,486
   Portfolio accounting fees ..............................           46,407
   Professional fees ......................................           32,563
   Reports to shareholders ................................           20,056
   Registration fees ......................................          107,543
   Insurance ..............................................            8,901
   Trustees' fees .........................................           16,530
   Miscellaneous ..........................................            1,399
                                                                ------------
Expenses before dividends on short sales ..................        1,617,798
   Dividends on short sales ...............................          797,676
                                                                ------------
Total expenses ............................................        2,415,474
   Less: Expenses reimbursed by investment
       adviser (Note 3) ...................................          (52,190)
                                                                ------------
       Net expenses .......................................        2,363,284
                                                                ------------
Net investment income .....................................        1,169,245
                                                                ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on
   Investments ............................................      (25,966,504)
   Securities sold short ..................................       10,136,720
   Futures ................................................        3,772,513
                                                                ------------
Net realized loss .........................................      (12,057,271)
                                                                ------------
Unrealized appreciation (depreciation) on
   Investments ............................................        3,769,166
   Securities sold short ..................................       (1,715,652)
                                                                ------------
Net unrealized appreciation ...............................        2,053,514
                                                                ------------
Net realized and unrealized loss on investments,
   securities sold short and futures ......................      (10,003,757)
                                                                ------------
Net decrease in net assets resulting from operations ......     $ (8,834,512)
                                                                ============


*    Net of taxes withheld on foreign dividends of $1,535.




                       See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1998


INCREASE (DECREASE) IN NET ASSETS

Operations
   Net investment income .............................................   $   1,169,245
   Net realized loss on investments, securities sold
    short and futures ................................................     (12,057,271)
   Unrealized appreciation on investments and
    securities sold short ............................................       2,053,514
                                                                         -------------
Net decrease in net assets resulting from operations .................      (8,834,512)
                                                                         -------------

Capital share transactions (Note 5)
   Net proceeds from sale of shares
      Class A ........................................................      49,826,479
      Class B ........................................................      51,623,271
      Class C ........................................................      64,615,080
      Class I ........................................................      24,024,074
                                                                         -------------
                                                                           190,088,904
                                                                         -------------
   Cost of shares redeemed
      Class A ........................................................      (8,317,141)
      Class B ........................................................      (1,267,242)
      Class C ........................................................      (4,613,114)
      Class I ........................................................      (2,212,282)
                                                                         -------------
                                                                           (16,409,779)
                                                                         -------------
Increase in net assets derived from capital share transactions .......     173,679,125
                                                                         -------------

Net increase in net assets ...........................................     164,844,613

NET ASSETS
      Beginning of period ............................................         --
                                                                         -------------
      End of period ..................................................   $ 164,844,613
                                                                         =============

Undistributed net investment income ..................................   $   1,169,245
                                                                         =============


                       See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
October 31, 1998

NOTE 1 -- ORGANIZATION

Euclid Mutual Funds (the "Trust"), organized as a Delaware business trust on February 3, 1998, is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Trust presently consists of one investment portfolio ("Series"): Euclid Market Neutral Fund (the "Fund"), which offers Class A, Class B, Class C and Class I Shares. On April 22, 1998, the Trust sold $100,000 of shares of beneficial interest of the Fund to Euclid Advisors LLC, the Fund's investment manager (the "Manager"). The Fund commenced operations on May 1, 1998.


NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

(a) General: Investment transactions and securities sold short are recorded on trade date. Realized gains and losses on sales of investments and securities sold short are determined on the identified cost basis for both financial reporting and income tax purposes. Distributions to shareholders and dividend income are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Direct expenses are charged to each class and general expenses are allocated in proportion to net assets. Organization expenses are amortized on a straight-line basis over the first 60 months of operations of the Fund. In the event that any of the initial shares of the Fund are redeemed during this period, the Fund will be reimbursed by the Manager for any unamortized organization expenses in the same proportion as the number of shares redeemed bears to the number of initial shares outstanding at the time of redemption. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(b) Portfolio Valuation: Stocks and futures are valued at the closing prices reported on recognized securities exchanges or if no sale was reported, and for unlisted securities, at the mean between the last-reported bid and asked prices. Securities for which market quotations are not readily available (of which there were none at October 31, 1998) are valued at fair value as determined by the Board of Trustees. Short-term obligations having a remaining maturity of 60 days or less are valued at amortized cost (which approximates market value).

(c) Futures Contracts and Option Accounting Principles: Initial margin deposits on futures contracts are recorded as assets. The value of such contracts are "marked to market" daily and changes are recognized as unrealized gains or losses. Variation margin payments are recognized as assets or liabilities, depending upon whether unrealized gains or losses are incurred. When a futures contract is closed, the Fund realizes a gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and its basis in the contract. When the Fund writes an option, an amount equal to the premium received is recorded as an asset and a corresponding liability. The liability is subsequently "marked to market" daily. When an option written is exercised, the proceeds of sale of the underlying security are increased by the premium originally received and the Fund realizes a gain or loss. When an option written expires or the Fund enters into a closing purchase transaction, the liability is extinguished and the Fund realizes a gain or loss.

(d) Short Sales: A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund's obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund's custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. Dividends paid by the Fund in connection with such short sales are recorded as expenses. At October 31, 1998, the value of securities sold short amounted to $128,934,456 against which collateral of $264,433,624 was held. The collateral includes the deposit with broker for securities sold short, the repurchase agreement, and the common stocks held long, as shown in the Schedule of Investments and Securities Sold Short.

(e) Off-Balance-Sheet Risk, Repurchase Agreements and Derivatives: With respect to repurchase agreements, losses may arise if the counterparty does not perform under the contract or agreement. The Fund's investment manager monitors the requirement that the market value of the securities used to collateralize a repurchase agreement exceed the dollar amount of the counterparty's obligation to repurchase. The Fund's use of futures contracts and options involves, to varying degrees, elements of market risk in excess of the amount recognized in the investment portfolio. These derivative financial instruments ("derivatives") are used to adjust the risk and return characteristics of the Fund's portfolio. Derivatives are not used for the purpose of leverage. The objective in buying or selling a derivative instrument is to increase or decrease the Fund's exposure to changing security prices or interest rates. If the Manager misjudges market conditions or employs a strategy that does not correlate well with the Fund's other investments; use of these derivatives could result in a loss, regardless of the Manager's original intent to reduce risk.

(f) Federal Income Taxes: It is the intention of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders; therefore, no provision for federal income tax is required. At October 31, 1998 (the Fund's tax fiscal year-end), the Fund had a capital loss carryforward of $9,391,613, expiring October 31, 2006 and is available to offset any net capital gains subsequently realized, subject to certain limitations.

(g) Dividends and Distributions to Shareholders: Dividends and distributions are declared separately for each class of shares of the Fund. The character of distributions made during the year from net investment income or net realized gains might differ from their ultimate characterization for federal income tax purposes due to differences in the recognition of income and expense items for financial statement and federal income tax purposes.


NOTE 3 -- INVESTMENT ADVISORY FEES AND OTHER
          TRANSACTIONS WITH AFFILIATES

(a) Investment Manager: The Fund's investments are managed by Euclid Advisors LLC (the "Manager"), a wholly owned subsidiary of Zweig/Glaser Advisers. The Manager's investment advisory fee is based on the average daily net assets of the Fund at the annual rate of 1.50%. The fees are accrued daily and paid monthly. Investment advisory fees for the period May 1, 1998 (commencement of operations) to October 31, 1998 aggregated $883,943 before expense reimbursements. The Manager has voluntarily undertaken to limit the expenses of the Fund (exclusive of taxes, interest, dividends paid on securities sold short, brokerage commissions, the distribution fees described below and extraordinary expenses) until April 30, 1999 to 2.00% of its average daily net assets. During the period May 1, 1998 (commencement of operations) to October 31, 1998, the Manager's reimbursements to the Fund aggregated $52,190. The Manager reserves the right to discontinue this expense limitation at any time after April 30, 1999.

(b) Principal Distributor: Zweig Securities Corp. (the "Distributor") serves as principal distributor of shares of the Fund. The Fund's Class A Shares are sold with an initial sales charge, Class B Shares and Class C Shares are sold without an initial sales charge, but bear higher expenses and are subject to a contingent deferred sales charge, and Class I Shares are sold without a sales charge. During the period May 1, 1998 (commencement of operations) to October 31, 1998, the Distributor's share of the initial and contingent deferred sales charges was $63,395 and $58,952, respectively.

Pursuant to a Rule 12b-1 plan of distribution, the Fund pays the Distributor a combined service and distribution fee equal to an annual rate of 0.30% of average daily net assets of Class A Shares, 1.00% for Class B Shares, and 1.00% for Class C Shares. Class I Shares, which are available for purchase by tax-exempt retirement plans of the Distributor and its affiliates and certain institutional investors, do not have a Rule 12b-1 Plan.

During the period May 1, 1998 (commencement of operations) to October 31, 1998, the Fund paid Zweig Securities Corp. brokerage commissions of $825 in connection with portfolio transactions effected by it.

Two of the Trustees and all of the officers of the Trust are also officers of the Manager and/or the Distributor.


NOTE 4 -- PURCHASES AND SALES OF INVESTMENTS

During the period May 1, 1998 (commencement of operations) to October 31, 1998, purchase and sale transactions, excluding repurchase agreements, short-term obligations held to maturity and futures contracts, were:

    PURCHASES                                     $368,508,127
    SALES                                         $219,090,322

    SHORT SALES                                   $355,994,330
    PURCHASES TO COVER SHORT SALES                $198,638,805

NOTE 5 -- CAPITAL SHARES

The Trust has unlimited authorized shares of beneficial interest, divided into Series and issued in classes (see Note 1). Capital share transactions for the period May 1, 1998 (commencement of operations) to October 31, 1998 are set forth below.

--------------------------------------------------------------------------------
                           Class A       Class B      Class C       Class I
--------------------------------------------------------------------------------
  SOLD                    4,380,167     4,536,939     5,680,328     2,125,730
  REDEEMED                 (751,155)     (114,256)     (412,022)     (203,554)
                         ----------    ----------    ----------    ----------
    NET INCREASE          3,629,012     4,422,683     5,268,306     1,922,176
                         ==========    ==========    ==========    ==========

FINANCIAL HIGHLIGHTS

Selected data for each share of capital stock outstanding throughout the period May 1, 1998 (commencement of operations) to October 31, 1998.

                                                                Class A           Class B           Class C             Class I
                                                                -------           -------           -------            -------
Net Asset Value, Beginning of Period ........................    $11.34           $11.34             $11.34             $11.34
Net Investment Income .......................................      0.09             0.06               0.06               0.14
Net Realized and Unrealized Gains (Losses) ..................     (0.59)           (0.59)             (0.60)             (0.63)
                                                                 ------           ------             ------             ------
Total from Investment Operations ............................     (0.50)           (0.53)             (0.54)             (0.49)
                                                                 ------           ------             ------             ------
Dividends from Investment Operations ........................        --               --                 --                 --
                                                                 ------           ------             ------             ------
Net Asset Value, End of Period ..............................    $10.84           $10.81             $10.80             $10.85
                                                                 ======           ======             ======             ======

Total Return *** ............................................     (4.41)%**        (4.67)%**          (4.76)%**          (4.32)%**

Ratios to Average Net Assets
Expenses (excluding dividends on short sales)
 after expense reimbursement ................................      2.30%*           3.00%*             3.00%*             2.00%*
Expenses (including dividends on short sales)
 after expense reimbursement ................................      3.65%*           4.35%*             4.35%*             3.35%*
Expenses (including dividends on short sales)
 before expense reimbursement ...............................      3.69%*           4.39%*             4.39%*             3.39%*
Net Investment Income before
 expense reimbursement ......................................      2.29%*           1.59%*             1.59%*             2.59%*
Net Investment Income after
 expense reimbursement ......................................      2.33%*           1.63%*             1.63%*             2.63%*

Portfolio Turnover Rate .....................................       431%*            431%*              431%*              431%*

Net Assets, End of Period (in thousands) ....................   $39,331          $47,794            $56,874            $20,846



During 1998, the Manager voluntarily reimbursed each Class $.003 per share (0.04% ratio of expenses to average net assets).

*    Annualized

**   Not Annualized

*** Total Return does not consider the effect of any initial or contingent deferred sales charge.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of Euclid Mutual Funds

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments and securities sold short, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Euclid Market Neutral Fund, the Series of Euclid Mutual Funds (the "Trust"), at October 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for the period May 1, 1998 (commencement of operations) through October 31, 1998, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 1998 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.


                                                      PricewaterhouseCoopers LLP


New York, New York
November 24, 1998

TRUSTEES                                    INVESTMENT MANAGER

James Balog                                 Euclid Advisors LLC
Claire B. Benenson                          900 Third Avenue--31st Floor
S. Leland Dill                              New York, NY 10022
Eugene J. Glaser
David Katzen                                PRINCIPAL DISTRIBUTOR
Donald B. Romans
                                            Zweig Securities Corp.
                                            900 Third Avenue--31st Floor
OFFICERS                                    New York, NY 10022

Eugene J. Glaser
Chairman, President,                        CUSTODIAN
  Chief Executive Officer & Trustee
                                            The Bank of New York
David Katzen                                One Wall Street
Executive Vice President & Trustee          New York, New York 10286

Barry M. Mandinach                          TRANSFER AGENT
First Vice President
                                            State Street Bank & Trust Co.
                                            225 Franklin Street
                                            Boston, Massachusetts 02110
Alfred J. Ratcliffe
First Vice President & Treasurer
                                            SERVICING AGENT
Charles I. Leone
First Vice President                        Boston Financial Data Services, Inc.
   & Assistant Secretary                    Two Heritage Drive
                                            Quincy, Massachusetts 02171
Annemarie Gilly
First Vice President                        COUNSEL

Marc Baltuch                                Shearman & Sterling
Secretary                                   599 Lexington Avenue
                                            New York, New York 10022
Thomas Disbrow
Assistant Vice President                    INDEPENDENT ACCOUNTANTS
   & Assistant Treasurer
                                            PricewaterhouseCoopers LLP
Thomas Farrell                              1301 Avenue of the Americas
Assistant Vice President                    New York, New York 10019
   & Assistant Treasurer

Beth Abraham
Assistant Vice President

Rhonda Lee Berzner
Assistant Vice President

                                       DESIGN: The Blank Page, Inc. New York, NY

  [LOGO]
  EUCLID
MUTUAL FUNDS

900 Third Avenue-31st Floor
New York, NY 10022










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